SCHEDULE OF RIGHT OF USE OF ASSETS (Details) - USD ($)	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021
Right of Use of Assets	$ 906,474	$ 2,879,032
Additions	5,111,736	406,333
Additions Dilapidation provision	289,966
Reclassification		(438,150)
Adjustment for foreign exchange	(27,643)	(23,046)
Depreciation	(1,493,946)	(1,963,787)
Other adjustments	(94,822)
Right of Use of Assets	4,691,765	906,474
Cost	5,799,321	6,084,957
Accumulated depreciation	(1,117,603)	(5,216,173)
Adjustment for foreign exchange	10,047	37,690
Closing net book amount	4,691,765	906,474
Adjustment for foreign exchange	$ 27,643	$ 23,046